N-4	Jan. 21, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA CREF LIFE SEPARATE ACCOUNT VA-1
Entity Central Index Key	0001067490
Entity Investment Company Type	N-4
Document Period End Date	Dec. 30, 2024
Amendment Flag	false
C000053679 [Member]
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]
In Appendix A of the Intelligent Variable Annuity prospectus the “Portfolios” table is updated to reflect current expense and performance results for Matson Money portfolios effective January 1, 2025.

		Average Annual Total Returns (12/31/24)
	Current Expenses	1 year	5 years	10 years
MATSON MONEY U.S. EQUITY VI PORTFOLIO	1.01%	12.19%	10.31%	8.68%
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	1.16%	5.47%	5.02%	4.78%
MATSON MONEY FIXED INCOME VI PORTFOLIO	0.87%	3.75%	0.67%	0.97%
For more information about these changes and about the portfolios in general, refer to the Matson Money prospectuses.
Please keep this supplement with your prospectus for future reference.

C000053679 [Member] | MATSON MONEY U.S. EQUITY VI PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	MATSON MONEY U.S. EQUITY VI PORTFOLIO
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	8.68%
C000053679 [Member] | MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.47%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	4.78%
C000053679 [Member] | MATSON MONEY FIXED INCOME VI PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	MATSON MONEY FIXED INCOME VI PORTFOLIO
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	3.75%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	0.97%